UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₫ in Millions		Ordinary shares VND (₫) shares	Ordinary shares USD ($) shares	Additional paid-in capital VND (₫)	Additional paid-in capital USD ($)	Accumulated losses VND (₫)	Accumulated losses USD ($)	Other comprehensive loss VND (₫)	Other comprehensive loss USD ($)	Non-controlling interests VND (₫)	Non-controlling interests USD ($)	VND (₫) shares	USD ($) shares
Beginning balance at Dec. 31, 2023	[1]	₫ 9,847,536		₫ 38,258,499		₫ (190,502,556)		₫ (385,873)		₫ 77,370,679		₫ (65,411,715)
Beginning balance (in shares) at Dec. 31, 2023 | shares	[1]	2,337,788,498	2,337,788,498
Net loss for the period						(33,462,508)				(45,686)		(33,508,194)
Foreign currency translation adjustment								(78,343)				(78,343)
Share based compensation to service providers		₫ 14,407		107,351								121,758
Share based compensation to service providers (in shares) | shares		873,999	873,999
Allocation of commitment shares issued under Standby Equity Subscription Agreement				(20,268)								(20,268)
Deemed contribution through awards granted by shareholders to the Company's employees and others				(49,665)								(49,665)
Deemed contribution from owners				16,994,659								16,994,659
Ending balance at Jun. 30, 2024		₫ 9,861,943		55,290,576		(223,965,064)		(464,216)		77,324,993		(81,951,768)
Ending balance (in shares) at Jun. 30, 2024 | shares		2,338,662,497	2,338,662,497
Beginning balance at Dec. 31, 2024		₫ 9,867,167		93,673,976		(267,792,169)		(460,644)		69,806,927		₫ (94,904,743)
Beginning balance (in shares) at Dec. 31, 2024 | shares		2,338,812,496	2,338,812,496									2,338,812,496	2,338,812,496
Net loss for the period						(37,987,877)				(47,497)		₫ (38,035,374)	$ (1,518,256,985)
Foreign currency translation adjustment								(266,913)				₫ (266,913)	$ (10,654,359)
Issuance of ordinary shares | shares												10,751,587,414	10,751,587,414
Warrants exercised and additional paid to convert into capital		₫ 53										₫ 53
Warrants exercised and additional paid to convert into capital (in shares) | shares		180	180
Additional capital contribution to a subsidiary										16		16
Additional capital contribution to VinFast Vietnam										10,000,000		10,000,000
Share based compensation to service providers				108								108
Allocation of commitment shares issued under Standby Equity Subscription Agreement				(20,916)								(20,916)
Deemed contribution through awards granted by shareholders to the Company's employees and others				(4,173)								(4,173)
Deemed contribution from owners				23,000,000								23,000,000
Ending balance at Jun. 30, 2025		₫ 9,867,220	$ 393,869,551	₫ 116,648,995	$ 4,656,274,749	₫ (305,780,046)	$ (12,205,813,747)	₫ (727,557)	$ (29,041,873)	₫ 79,759,446	$ 3,183,755,628	₫ (100,231,942)	$ (4,000,955,692)
Ending balance (in shares) at Jun. 30, 2025 | shares		2,338,812,676	2,338,812,676									2,338,812,676	2,338,812,676

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control.